Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThe Plan has evaluated subsequent events through the date the financial statements were issued and no events were noted which warrant adjustments to, or disclosure in the financial statements.